Servicing of Residential Loans - Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities (Detail)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Minimum [Member]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities, Weighted Average Life	6 years 9 months 18 days	7 years 2 months 12 days	6 years 9 months 18 days	6 years 1 month 6 days	6 years 1 month 6 days
Assumption For Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Stated Customer Interest Rate On Underlying Collateral	4.48%	3.85%	4.48%	3.85%	3.73%
Weighted-average discount rate	9.50%	9.50%	9.50%	9.50%	9.50%
Conditional prepayment rate	8.11%	3.00%	7.26%	3.00%	3.00%
Conditional default rates	0.59%	0.50%	0.59%	0.50%	0.50%
Maximum [Member]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities, Weighted Average Life	7 years 3 months 12 days	9 years 7 months 6 days	7 years 8 months 12 days	9 years 7 months 6 days	9 years 7 months 6 days
Assumption For Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Stated Customer Interest Rate On Underlying Collateral	4.54%	4.22%	4.67%	4.20%	4.54%
Weighted-average discount rate	9.50%	10.40%	9.50%	12.30%	12.30%
Conditional prepayment rate	8.76%	5.10%	8.76%	8.10%	8.10%
Conditional default rates	0.67%	2.00%	0.67%	2.00%	2.00%